Loss Per Share	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
LOSS PER SHARE

20. LOSS PER SHARE

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)
Numerator:
Net loss	(27,402)	(97,605)	(14,386)
Less: net loss attributable to non-controlling interest	(5,402)	(22,102)	(3,257)
Net loss attributable to the Company’s ordinary shareholders	(22,000)	(75,503)	(11,129)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share (i)	19,010	502,968	502,968

Basic and diluted earnings per share:	(1,157.27)	(150.11)	(22.13)

(i)	During 2026, the Company completed two share consolidations (reverse splits) of its ordinary shares: (1) a 1-for-10 share consolidation of both Class A and Class B ordinary shares effective April 1, 2026; and (2) a 1-for-20 share consolidation of both Class A and Class B ordinary shares effective September 9, 2026. In accordance with ASC 260, earnings (loss) per share and the weighted-average number of ordinary shares used in calculating basic and diluted earnings (loss) per share have been retrospectively restated for all periods presented to reflect the effect of both share consolidations. Share information presented in the unaudited condensed consolidated balance sheets reflects the April 2026 share consolidation but has not been retrospectively adjusted to reflect the September 2026 share consolidation.